Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total accrued expenses and other current liabilities	$ 7,310,000	$ 210,000
Evolv Technologies Holdings, Inc.
Accrued employee compensation and benefits expense	1,846,000	2,345,000	$ 677,000
Accrued professional services and consulting	2,597,000	1,327,000	420,000
Accrued interest	347,000
Other	703,000	55,000	485,000
Total accrued expenses and other current liabilities	$ 5,493,000	$ 3,727,000	$ 1,582,000